Share capital (Tables)	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Summary of Share Capital Activity

The share capital activity was as follows:

	Amount	Number of Shares
Common Shares
Balance at March 31, 2013	$454,703	4,152,117
Participant Equity Loan Plan	603	—
Shares issued under stock plans	1,168	65,110

Balance at March 31, 2014	$456,474	4,217,227
April 2014 share conversion	238,407	7,946,420
Participant Equity Loan Plan	234	—
Shares issued under stock plans	1,036	55,444

Balance at March 31, 2015	$696,151	12,219,091
Participant Equity Loan Plan	43	—
Shares issued under stock plans	312	23,901

Balance at March 31, 2016	$696,506	12,242,992
Common Shares – Treasury Shares
Balance at March 31, 2014	$(840)	(41,050)

Balance at March 31, 2015	$(840)	(41,050)

Balance at March 31, 2016	$(840)	(41,050)
Class B Shares
Balance at March 31, 2014	$238,407	7,946,420
April 2014 share conversion	(238,407)	(7,946,420)

Balance at March 31, 2015	$—	—

Balance at March 31, 2016	$—	—

Total share capital	$695,666	12,201,942